Notes on the Consolidated Statements of Operations and Comprehensive Loss - Breakdown of deferred tax assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Statement [Abstract]
Deferred tax asset Intangible assets	€ 422	€ 0
Deferred tax asset Property, plant and equipment	131	0
Deferred tax asset Receivables and other assets	78	202
Deferred tax asset Cash	148	73
Deferred Tax Asset Liabilities	553	17
Deferred tax asset Provisions	20	4
Deferred tax asset Deferred income	1,098	0
Deferred tax asset Other	238	0
Deferred tax asset Income tax credits	6,532	0
Deferred tax assets Tax losses carryforward	29,789	11,512
Deferred tax asset gross	40,112	11,808
Deferred Tax Assets Set off of deferred tax	24,345	1,326
Net deferred tax assets	15,767	10,482
Deferred tax liabilities Intangible assets	26,965	2,439
Deferred tax liabilities Property, plant and equipment	188	0
Deferred Tax Assets Compensation Accruals	725	0
Deferred Tax Liability Compensation Accruals	0	0
Deferred tax liabilities Receivables and other assets	68	0
Deferred tax liabilities Cash	0	0
Deferred tax Liabilities	(178)	(19)
Deferred tax liabilities Provisions	0	0
Deferred tax liaiblities Deferred income	0	0
Deferred tax liaibilities Other	0	0
Deferred Tax Asset Interest rate carryforward	378	0
Deferred Tax Liability Interest rate carryforward	0	0
Deferred Tax liabilities Income tax credits	0	0
Deferred tax liabilities Tax losses carryforward	0	0
Deferred incomes liabilities, total, gross	27,399	2,458
Deferred tax liabilities, Set off of deferred tax	24,345	1,326
Net deferred tax liabilities	€ 3,054	€ 1,132